Taxes Payable - Summary of taxes payable (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Taxes Payable [Line Items]
Non current	$ 215	$ 1,428	$ 2,175
Current	15,764	11,437	10,027
VAT [member]
Disclosure of Taxes Payable [Line Items]
Current	3,523	3,532	2,274
Withholdings and Perceptions [member]
Disclosure of Taxes Payable [Line Items]
Current	1,838	2,070	1,631
Royalties [member]
Disclosure of Taxes Payable [Line Items]
Current	3,886	1,268	1,464
Tax on Fuels [member]
Disclosure of Taxes Payable [Line Items]
Current	3,142	635	1,290
IIBB [member]
Disclosure of Taxes Payable [Line Items]
Current	227	512	547
Miscellaneous [member]
Disclosure of Taxes Payable [Line Items]
Non current	215	1,428	2,175
Current	$ 3,148	$ 3,420	$ 2,821